PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY, EQUIPMENT , NET

Property and equipment, net consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Fixtures and electronic equipment	12,498	12,588
Office leasehold improvement	7,079	7,238
Software	2,069	2,432
Property and Equipment	21,646	22,258
Accumulated depreciation	(16,102)	(18,571)
Property and Equipment, net	5,544	3,687